Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	$ 6,879	$ 2,416
New loans and advances	1,957	5,722
Repayments	(1,094)	(1,259)
Balance at end of year	$ 7,742	$ 6,879
Minimum
Related Party Transaction, Due from (to) Related Party [Abstract]
Related party entity ownership percentage	10.00%